CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net Income (Loss) Including Noncontrolling Interests	$ (292,774)	$ (69,523)	$ 19,922
Other Comprehensive Loss:
Noncredit component of other than temporary impairment losses	(2,122)	0	0
Comprehensive Income (Loss) Including Noncontrolling Interests	(294,896)	(69,523)	19,922
Less: Comprehensive income (loss) attributable to noncontrolling interests	8,138	21,628	5,452
Comprehensive Income (Loss) Attributable to Pagaya Technologies Ltd.	$ (303,034)	$ (91,151)	$ 14,470